CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Distributions declared (in dollars per share)		$ 0.380	$ 0.599		$ 0.19
Conversion of operating partnership units to common stock (in shares)					43,408,053
Issuance of common stock (in shares)	643,780,488	154,886,000	22,256,121	4,923,287	69,309
Clawback of common stock pursuant to the Plan, shares (in shares)		179,276,244
Restricted stock grant, forfeitures and compensation expense (in shares)	1,725,000	1,315,593	341,895	87,059	372
Stock options exercised, common shares (in shares)		1,828,369	121,439
Purchase and cancellation of common shares (in shares)			35,833,357
Cash dividends reinvested (DRIP) in stock, shares			7,225,345
Issuance of subsidiary preferred shares (in shares)		360
Cash distributions declared (in dollars per share)		$ 0.038	$ 0.40
Stock distributions declared (in dollars per share)		$ 0.342
Issuance of stock warrants, common shares (in shares)	120,000,000